Commitments and Contingencies (Collaborative Arrangements) (Details) - Out-licensing Arrangement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Out-licensing arrangements
Milestone payments received	$ 19.6	$ 2.2	$ 3.0
Other Revenues
Out-licensing arrangements
Milestone revenues recognized	8.9	16.7	5.0
Product Sales
Out-licensing arrangements
Milestone revenues recognized	51.0	$ 46.5	$ 58.3
Development Milestone
Out-licensing arrangements
Maximum milestone payment receivable	32.0
Sales Milestone
Out-licensing arrangements
Maximum milestone payment receivable	$ 43.0